Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Trading Symbol	CFIS
Entity Registrant Name	COMMUNITY FINANCIAL SHARES INC
Entity Central Index Key	0001123735
Entity Filer Category	Smaller Reporting Company